General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2023
General And Administrative Expense [Abstract]
Schedule of General and Administrative Expense
32.1 Details of general and administrative expenses for the years ended December 31, 2021, 2022 and 2023, are as follows:

	2021		2022		2023
	(In millions of Korean won)
Expenses related to employee
Employee benefits—salaries	￦	3,007,439	￦	2,639,569	￦	2,621,008
Employee benefits—others		927,665		897,559		860,038
Post-employment benefits—defined benefit plans		237,315		222,388		155,720
Post-employment benefits—defined contribution plans		37,731		32,743		32,160
Termination benefits		322,970		312,980		275,632
Share-based payments		101,935		51,756		69,703

		4,635,055		4,156,995		4,014,261

Depreciation and amortization		850,614		816,841		865,927

Other general and administrative expenses
Rental expense		112,902		98,346		100,761
Tax and dues		268,383		254,749		303,987
Communication		60,221		51,136		48,704
Electricity and utilities		36,565		32,954		45,255
Publication		13,417		10,435		9,263
Repairs and maintenance		53,218		50,828		51,202
Vehicle		16,901		18,308		18,015
Travel		13,271		16,680		18,177
Training		34,056		41,114		44,275
Service fees		260,298		242,762		233,403
Electronic data processing expenses		314,511		310,000		354,842
Advertising		210,187		236,957		230,192
Others		321,254		305,549		309,142

		1,715,184		1,669,818		1,767,218

	￦	7,200,853	￦	6,643,654	￦	6,647,406

Schedule of Stock Grants Linked to Long-term and Short-term Performance
32.2.1.1 Details of stock grants linked to long-term performance as of December 31, 2023, are as follows:

	Grant date	Number of granted shares 1	Vesting conditions 2
		(In number of shares)
KB Financial Group Inc.
Series 30	Apr. 1, 2021	3,070	Services fulfillment, market performance 3 30%, and non-market performance 4 70%
Series 33	Jan. 1, 2022	55,868	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100%
Series 34	Feb. 1, 2022	654	Services fulfillment, market performance 3 30%, and non-market performance 4 70%
Series 35	May 27, 2022	5,067	Services fulfillment, market performance 3 30%, and non-market performance 4 70%
Series 36	Jan. 1, 2023	55,645	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100%
Series 38	Nov. 21, 2023	55,547	Services fulfillment, market performance 3 30%, and non-market performance 4 70%
Deferred grant in 2015		3,183	Satisfied
Deferred grant in 2016		943	Satisfied
Deferred grant in 2018		884	Satisfied
Deferred grant in 2020		9,493	Satisfied
Deferred grant in 2021		18,105	Satisfied
Deferred grant in 2022		38,277	Satisfied
Deferred grant in 2023		40,881	Satisfied

		287,617

Kookmin Bank
Series 83	Apr. 1, 2021	14,972	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100%
Series 85	Jan. 1, 2022	259,752	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100% Services fulfillment, market performance 3 30%, and EPS & Asset Quality 5 70%
Series 86	Feb. 1, 2022	1,525	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100%
Series 88	Mar. 14, 2022	5,179	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100%
Series 90	Jul. 18, 2022	3,716	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100%
Series 91	Aug. 24, 2022	7,277	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100%

	Grant date	Number of granted shares 1	Vesting conditions 2
		(In number of shares)

Series 92	Jan. 1, 2023	187,802	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100%
Series 93	Mar. 15, 2023	585	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100%
Series 94	Apr. 1, 2023	8,794	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100%
Series 95	Oct. 5, 2023	126	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100%
Deferred grant in 2016		799	Satisfied
Deferred grant in 2017		893	Satisfied
Deferred grant in 2018		1,145	Satisfied
Deferred grant in 2020		26,763	Satisfied
Deferred grant in 2021		104,643	Satisfied
Deferred grant in 2022		87,342	Satisfied
Deferred grant in 2023		3,611	Satisfied

		714,924

Other subsidiaries
Stock granted in 2010		106	Services fulfillment, market performance 3 0~50%, and non-market performance 4 50~100%
Stock granted in 2011		146
Stock granted in 2012		420
Stock granted in 2013		544
Stock granted in 2014		1,028
Stock granted in 2015		2,014
Stock granted in 2016		936
Stock granted in 2017		9,162
Stock granted in 2018		19,861
Stock granted in 2019		23,789
Stock granted in 2020		94,348
Stock granted in 2021		120,615
Stock granted in 2022		392,509
Stock granted in 2023		368,112

		1,033,590

		2,036,131

1
Granted shares represent the total number of shares initially granted to executives and employees who have residual shares as of December 31, 2023 (Deferred grants are residual shares vested as of December 31, 2023).

2
Executives and employees were given the right of choice about the timing of the deferred payment
(after the date of retirement), payment ratio, and payment period. Accordingly, a certain percentage of the granted shares is deferred for up to five years after the date of retirement after the deferred grant has been confirmed.

3
Relative TSR (Total Shareholder Return): [(Fair value at the end of the contract—Fair value at the beginning of the contract) + (Total amount of dividend per share paid during the contract period)] / Fair value at the beginning of the contract.

4	Performance results of company and employee
5	EPS, Asset Quality

32.2.1.2 Details of stock grants linked to short-term performance as of December 31, 2023, are as follows:

	Estimated number of vested shares *	Vesting conditions
	(In number of shares)
KB Financial Group Inc.
Stock granted in 2015	2,097	Satisfied
Stock granted in 2016	3,034	Satisfied
Stock granted in 2017	306	Satisfied
Stock granted in 2018	380	Satisfied
Stock granted in 2020	10,514	Satisfied
Stock granted in 2021	23,677	Satisfied
Stock granted in 2022	45,115	Satisfied
Stock granted in 2023	46,045	Proportional to service period
Kookmin Bank
Stock granted in 2015	419	Satisfied
Stock granted in 2016	2,135	Satisfied
Stock granted in 2017	535	Satisfied
Stock granted in 2018	739	Satisfied
Stock granted in 2020	44,890	Satisfied
Stock granted in 2021	86,235	Satisfied
Stock granted in 2022	164,595	Satisfied
Stock granted in 2023	133,455	Proportional to service period
Other subsidiaries
Stock granted in 2015	4,048	Satisfied
Stock granted in 2016	18,144	Satisfied
Stock granted in 2017	35,359	Satisfied
Stock granted in 2018	82,096	Satisfied
Stock granted in 2019	91,957	Satisfied
Stock granted in 2020	262,023	Satisfied
Stock granted in 2021	461,736	Satisfied
Stock granted in 2022	511,024	Satisfied
Stock granted in 2023	307,631	Proportional to service period

	2,338,189

*
Executives and employees were given the right of choice about the timing of the deferred payment (after the date of retirement), payment ratio, and payment period. Accordingly, a certain percentage of the granted shares is deferred for up to five years after the date of retirement after the deferred grant has been confirmed.

Schedule of Share Grants Measured at Fair Value
32.2.1.3 Stock grants are measured at fair value using the MonteCarlo simulation model and assumptions used in measuring the fair value as of December 31, 2023, are as follows:

	Risk-free rate (%)	Fair value (market performance condition)	Fair value (non-market performance condition)
	(In Korean won)
Linked to long-term performance
(KB Financial Group Inc.)
Series 30	3.43	43,098~48,307	47,066~52,755
Series 33	3.43	41,446~51,061	47,066~52,755
Series 34	3.43	39,972~46,008	44,873~51,649
Series 35	3.43	44,392~49,758	47,066~52,755
Series 36	3.43	44,873~52,755	44,873~52,755
Series 38	3.43	35,080~40,381	41,090~47,300
Deferred grant in 2015	3.43	—	49,315~52,755
Deferred grant in 2016	3.43	—	52,755
Deferred grant in 2018	3.43	—	52,755
Deferred grant in 2020	3.43	—	49,315~52,755
Deferred grant in 2021	3.43	—	51,649~52,755
Deferred grant in 2022	3.43	—	49,315~52,755
Deferred grant in 2023	3.43	—	47,300~51,931
(Kookmin Bank)
Series 83	3.43	42,053~48,307	47,066~52,755
Series 85	3.43	38,623~48,102	47,066~52,755
Series 86	3.43	39,972~46,008	44,873~51,649
Series 88	3.43	41,215~47,439	44,873~51,649
Series 90	3.43	42,737~49,190	44,873~51,649
Series 91	3.43	42,750~49,206	44,873~51,649
Series 92	3.43	44,873~52,755	44,873~52,755
Series 93	3.43	47,066~52,755	47,066~52,755
Series 94	3.43	42,787~52,755	42,787~52,755
Series 95	3.43	43,187~48,407	47,066~52,755
Grant deferred in 2016	3.43	—	52,755
Grant deferred in 2017	3.43	—	52,755
Grant deferred in 2018	3.43	—	52,755
Grant deferred in 2020	3.43	—	52,755
Grant deferred in 2021	3.43	—	51,649~52,755
Grant deferred in 2022	3.43	—	44,873~52,755
Grant deferred in 2023	3.43	—	48,939~53,705
(Other subsidiaries)
Stock granted in 2010	3.43	—	52,755
Stock granted in 2011	3.43	—	52,755
Stock granted in 2012	3.43	—	49,315~52,755
Stock granted in 2013	3.43	—	49,315~52,755
Stock granted in 2014	3.43	—	49,315~52,755
Stock granted in 2015	3.43	—	47,066~52,755
Stock granted in 2016	3.43	—	51,649~52,755
Stock granted in 2017	3.43	—	42,787~52,755
Stock granted in 2018	3.43	—	40,891~56,379
Stock granted in 2019	3.43	—	42,787~56,379

	Risk-free rate (%)	Fair value (market performance condition)	Fair value (non-market performance condition)
	(In Korean won)
Linked to long-term performance
Stock granted in 2020	3.43	—	44,873~56,379
Stock granted in 2021	3.43	40,108~52,755	42,787~56,379
Stock granted in 2022	3.43	38,994~52,549	44,873~53,544
Stock granted in 2023	3.43	39,278~52,755	42,787~52,755
Linked to short-term performance
(KB Financial Group Inc.)
Stock granted in 2015	3.43	—	49,315~52,755
Stock granted in 2016	3.43	—	44,873~52,755
Stock granted in 2017	3.43	—	52,755
Stock granted in 2018	3.43	—	52,755
Stock granted in 2020	3.43	—	49,315~52,755
Stock granted in 2021	3.43	—	51,649~52,755
Stock granted in 2022	3.43	—	49,315~52,755
Stock granted in 2023	3.43	—	47,066~51,931
(Kookmin Bank)
Stock granted in 2015	3.43	—	52,755
Stock granted in 2016	3.43	—	51,649~52,755
Stock granted in 2017	3.43	—	52,755
Stock granted in 2018	3.43	—	52,755
Stock granted in 2020	3.43	—	52,755
Stock granted in 2021	3.43	—	51,649~52,755
Stock granted in 2022	3.43	—	44,873~52,755
Stock granted in 2023	3.43	—	47,066~53,705
(Other subsidiaries)
Stock granted in 2015	3.43	—	42,787~52,755
Stock granted in 2016	3.43	—	42,787~52,755
Stock granted in 2017	3.43	—	40,891~52,755
Stock granted in 2018	3.43	—	40,891~56,379
Stock granted in 2019	3.43	—	42,787~56,379
Stock granted in 2020	3.43	—	42,787~56,379
Stock granted in 2021	3.43	—	42,787~56,379
Stock granted in 2022	3.43	—	42,787~53,558
Stock granted in 2023	3.43	—	42,787~53,581
The Group uses the volatility of the stock price over the previous year as the expected volatility, and uses the arithmetic mean of the price-dividend ratio of one year before, two years before, and three years before the base year as the dividend yield and uses one-year
risk-free rate of Korea Treasury Bond in order to measure the fair value.
32.2.1.4 The accrued expenses for share-based payments related to stock grants are ￦ 186,908 million and ￦ 202,243 million as of December 31, 2022 and 2023, respectively, and the compensation costs amounting to ￦ 58,340 million and ￦ 77,932 million were recognized for the years ended December 31, 2022 and 2023, respectively.

Schedule of Mileage Stock
32.2.2 Mileage stock
32.2.2.1 Details of mileage stock as of December 31, 2023, are as follows:

Grant date		Number of granted shares 1	Expected exercise period (years) 2	Remaining shares
		(In number of shares)
Stock granted in 2019	Nov. 1, 2019	119	0.00~0.83	48
	Nov. 8, 2019	14	0.00~0.85	6
	Dec. 5, 2019	56	0.00~0.93	39
	Dec. 6, 2019	84	0.00~0.93	38
	Dec. 31, 2019	87	0.00~1.00	22
Stock granted in 2020	Jan. 18, 2020	28,645	0.00~1.05	13,953
	May 12, 2020	46	0.00~1.36	43
	Jun. 30, 2020	206	0.00~1.50	147
	Aug. 26, 2020	40	0.00~1.65	27
	Oct. 29, 2020	160	0.00~1.83	107
	Nov. 6, 2020	45	0.00~1.85	37
	Nov. 30, 2020	35	0.00~1.92	29
	Dec. 2, 2020	57	0.00~1.92	26
	Dec. 4, 2020	154	0.00~1.93	79
	Dec. 30, 2020	88	0.00~2.00	51
Stock granted in 2021	Jan. 15, 2021	28,156	0.00~2.04	16,045
	Apr. 5, 2021	89	0.00~2.26	53
	Jul. 1, 2021	54	0.00~2.50	36
	Jul. 2, 2021	11	0.00~2.50	11
	Jul. 27, 2021	70	0.00~2.57	63
	Nov. 1, 2021	71	0.00~2.84	71
	Nov. 16, 2021	53	0.00~2.88	13
	Dec. 3, 2021	91	0.00~2.92	74
	Dec. 6, 2021	87	0.00~2.93	76
	Dec. 30, 2021	76	0.00~3.00	76

Grant date		Number of granted shares 1	Expected exercise period (years) 2	Remaining shares
		(In number of shares)
Stock granted in 2022	Jan. 14, 2022	20,909	0.00~3.04	16,253
	Apr. 4, 2022	65	0.00~3.26	65
	Apr. 19, 2022	33	0.00~3.30	29
	Jul. 1, 2022	62	0.00~3.50	21
	Aug. 3, 2022	62	0.00~3.59	15
	Aug. 9, 2022	80	0.00~3.61	60
	Oct. 19, 2022	55	0.00~3.80	23
	Nov. 1, 2022	177	0.00~3.84	159
	Dec. 1, 2022	49	0.00~3.92	49
	Dec. 2, 2022	42	0.00~3.92	30
	Dec. 6, 2022	88	0.00~3.93	70
	Dec. 12, 2022	114	0.00~3.95	114
	Dec. 15, 2022	42	0.00~3.96	42
	Dec. 30, 2022	114	0.00~4.00	114
Stock granted in 2023	Jan. 9, 2023	23,071	0.00~4.02	22,084
	Jan. 14, 2023	742	0.00~4.04	688
	Mar. 7, 2023	58	0.00~4.18	58
	Mar. 27, 2023	58	0.00~4.24	58
	Mar. 31, 2023	97	0.00~4.25	97
	May 4, 2023	105	0.00~4.34	105
	Jul. 3, 2023	63	0.00~4.50	63
	Jul. 26, 2023	38	0.00~4.57	38
	Jul. 31, 2023	220	0.00~4.58	220
	Oct. 20, 2023	80	0.00~4.80	80
	Nov. 1, 2023	78	0.00~4.84	78
	Dec. 1, 2023	49	0.00~4.92	49
	Dec. 13, 2023	115	0.00~4.95	115
	Dec. 14, 2023	57	0.00~4.95	57
	Dec. 27, 2023	19	0.00~4.99	19
	Dec. 28, 2023	162	0.00~4.99	162
	Dec. 29, 2023	95	0.00~4.99	95

		105,593		72,280

1
Mileage stock is exercisable for four years after one year from the grant date at the closing price of the end of the previous month. However, mileage stock can be exercised at the closing price of the end of the previous month on the date of occurrence of retirement or transfer despite a one-year
grace period.

2	Assessed based on the stock price as of December 31, 2023. These shares are vested immediately at grant date.

Schedule of Long-term Share Based Payments
32.2.3.1 Details of long-term share-based payments as of December 31, 2023, are as follows:

	Grant date	Vested shares	Expected exercise period (years)	Vesting condition
	(In number of shares)
Granted in 2020	2020	13,402	—	Services fulfillment
32.2.3.2 Long-term share-based payments are measured at fair value using the MonteCarlo simulation model and assumptions used in measuring the fair value as of December 31, 2023, are as follows:

	Risk-free rate (%)	Fair value (market performance condition)	Fair value (non-market performance condition)
	(In Korean won)
Granted in 2020	3.43	—	52,755